Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Apr. 11, 2024
C000248999 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,965	$ 11,013	$ 11,943	$ 10,759	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	13,515	12,330	11,742	10,616	10,000
Solactive GBS United States 500 Equal Weight Index [Member]
Account Value [Line Items]
Accumulated Value	$ 12,564	$ 11,753	$ 11,331	$ 10,353	$ 10,000